Tax matters - Tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income
Tax recognized in equity, Items not reclassified to profit or loss	€ (225)	€ 60	€ 364
Actuarial gains or (-) losses on defined benefit pension plans	(199)	60	364
Financial liabilities at fair value with changes in results attributed to changes in credit risk	(26)
Tax recognized in equity, Items that may be reclassified to profit or loss	124		(694)
Cash flow hedges	(50)	108	(136)
Financial assets available for sale		(97)	(552)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	167
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	7	(11)	(6)
Total	€ (101)	60	(330)
Debt instruments
Other comprehensive income
Financial assets available for sale		(366)	(368)
Equity instruments
Other comprehensive income
Financial assets available for sale		€ 269	€ (184)